Notes to the consolidated balance sheet - Shareholders' equity - Share capital (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity
Share capital	€ 9,366,000
Shareholders' equity	€ 69,727,000	€ (7,667,000)	€ 45,476,000	€ 88,866,000
Number of shares outstanding	42,134,169
Nominal value	€ 0.01
Share capital
Shareholders' equity
Shareholders' equity	€ 421,000	€ 421,341	€ 421,341	409,000
Number of shares outstanding		42,134,169	42,134,169
Nominal value		€ 0.01	€ 0.01
Premiums related to share capital
Shareholders' equity
Share capital	9,354,000
Shareholders' equity	€ 173,893,000	€ 173,885,665	€ 173,885,665	€ 165,072,000